Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 49	$ 730
2019	84	859
2020	210	834
2021	219	1,123
2022	228	1,148
Thereafter	$ 524	701
Total minimum lease payments		$ 5,395